OPERATIONS IN TURKMENISTAN	12 Months Ended
Dec. 31, 2017
OPERATIONS IN TURKMENISTAN
OPERATIONS IN TURKMENISTAN

29. OPERATIONS IN TURKMENISTAN

        In September 2017, the Group's subsidiary in Turkmenistan MTS-TM suspended the provision of telecommunication services to its subscribers, due to the termination by Turkmen state-owned companies and state authorities of line rental, frequency allocation, interconnect, and other agreements necessary to servicing MTS clients. However, the license for the provision of telecommunication services on the Turkmenistan territory is valid till the end of July 2018.

        According to the IAS 36 (par.12) the Group considered facts described above as an impairment indicators and consequently determined that all long-lived assets attributable to Turkmenistan subsidiary were impaired. The Group also assessed the recoverability of the current assets and recorded a provision for those that were considered to be impaired. No indicators of impairment were identified in respect of cash and cash equivalents attributable to MTS-TM. Total impairment charges recognized in the Group's consolidated statement of profit or loss for the year ended December 31, 2017 were as follows:

Impairment long-lived assets	3,204
Current provision for income tax	100
Provision for doubtful accounts	74
Other operating expenses	37
Taxes other than income tax	20
Deferred income tax	(69)

3,366